FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS, Inflation Rate (Details)	1 Months Ended
	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022
United States of America [Member]
Inflation rate [Abstract]
Total inflation	6.50%	7.10%	7.70%